UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2016

Date of reporting period: January 31, 2016

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL
EQUITY FUND
JANUARY 31, 2016
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 88.8%
	Shares	Value
BELGIUM — 4.6%
Anheuser-Busch InBev	7,220	$912,170
KBC Groep	8,420	483,251
Telenet Group Holding*	13,710	713,585

		2,109,006

CANADA — 1.4%
Brookfield Asset Management, Cl A	7,180	215,770
Gildan Activewear	4,500	113,071
Restaurant Brands International	9,620	323,040

		651,881

CHILE — 0.3%
Antofagasta	27,437	148,374

CHINA — 4.9%
China Mobile	18,000	200,864
China Unicom Hong Kong	134,000	149,108
JD.com ADR*	8,711	226,747
Tencent Holdings	88,000	1,666,429

		2,243,148

CZECH REPUBLIC — 0.5%
Komercni banka a.s.	1,080	227,177

DENMARK — 1.2%
Novo Nordisk, Cl B	9,931	553,167

FRANCE — 8.0%
Airbus Group	3,689	231,903
BNP Paribas	8,158	387,501
Iliad	1,660	416,141
L’Oreal	903	154,495
LVMH Moet Hennessy Louis Vuitton	3,400	548,340
Orange	32,053	569,538
Pernod Ricard	4,338	507,896
Publicis Groupe	6,616	397,203
Remy Cointreau	3,543	253,836
Schneider Electric	4,109	219,205

		3,686,058

GERMANY — 8.6%
Bayer	4,607	517,021
Daimler	5,090	356,765
Deutsche Post	10,505	254,928
Deutsche Telekom	54,540	949,802
Fresenius	5,556	368,223
Infineon Technologies	42,213	564,225
Linde	1,172	158,687
SAP	9,988	795,125

		3,964,776

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL
EQUITY FUND
JANUARY 31, 2016
(Unaudited)

COMMON STOCK — continued
	Shares	Value
HONG KONG — 3.0%
AIA Group	245,000	$1,371,438

IRELAND — 4.0%
Bank of Ireland*	1,023,300	336,608
Paddy Power	4,955	737,484
Ryanair Holdings	53,325	793,381

		1,867,473

JAPAN — 17.8%
ANA Holdings	116,000	340,755
Astellas Pharma	26,000	358,775
Bank of Yokohama	41,000	218,053
Bridgestone	4,000	145,451
Central Japan Railway	3,200	594,377
Daikin Industries	7,000	472,184
Kao	13,200	707,797
KDDI	15,300	386,045
Mitsubishi UFJ Financial Group	71,400	367,217
Mitsui Fudosan	5,000	117,711
Nidec	5,900	403,484
Nippon Telegraph & Telephone	22,300	940,267
NTT DOCOMO	32,300	691,621
Rakuten	31,900	329,663
Seven & i Holdings	16,100	715,755
SMC	800	180,747
Sumitomo Mitsui Financial Group	10,100	338,365
Suzuki Motor	7,000	214,447
Takeda Pharmaceutical	6,500	314,136
Toyota Motor	5,900	356,347

		8,193,197

NETHERLANDS — 2.2%
ASML Holding	8,930	821,063
NXP Semiconductors*	2,368	177,079

		998,142

NORWAY — 0.3%
Nordic Semiconductor*	28,447	132,010

SOUTH AFRICA — 0.2%
Naspers, Cl N	871	110,591

SOUTH KOREA — 1.1%
Samsung Electronics	554	534,994

SPAIN — 1.9%
Merlin Properties Socimi‡	74,929	865,903

SWEDEN — 1.5%
Atlas Copco, Cl A	19,310	413,312
Kambi Group*	19,170	280,566

		693,878

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL
EQUITY FUND
JANUARY 31, 2016
(Unaudited)

COMMON STOCK — continued
	Shares	Value
SWITZERLAND — 6.7%
Nestle	9,537	$701,708
Novartis	13,162	1,016,984
Roche Holding	5,394	1,398,287

		3,116,979

TAIWAN — 1.4%
Taiwan Semiconductor Manufacturing ADR	28,835	644,462

UNITED KINGDOM — 18.3%
BHP Billiton	20,580	200,930
British American Tobacco	4,355	241,850
BT Group, Cl A	108,528	750,375
Compass Group	15,457	265,833
Henderson Group	92,543	367,372
HSBC Holdings	61,202	429,951
Imperial Tobacco Group	21,033	1,138,798
InterContinental Hotels Group	6,847	224,371
Liberty Global, Cl A*	9,483	326,310
Lloyds Banking Group	1,036,717	972,571
Prudential	21,331	419,919
Rolls-Royce Holdings	35,870	282,592
SABMiller	21,360	1,277,079
Schroders	5,417	212,098
Victrex	4,280	94,848
Vodafone Group	67,915	216,837
WPP	45,943	1,007,974

		8,429,708

UNITED STATES — 0.9%
Allergan*	800	227,544
Valeant Pharmaceuticals International*	2,080	187,658

		415,202

TOTAL COMMON STOCK (Cost $42,431,521)		40,957,564

EXCHANGE TRADED FUNDS — 0.9%
iShares MSCI Philippines ETF	6,170	199,229
Market Vectors Russia ETF	14,160	205,037

TOTAL EXCHANGE TRADED FUNDS (Cost $502,214)		404,266

TOTAL INVESTMENTS — 89.7% (Cost $42,933,735)†		$41,361,830

Percentages are based on Net Assets of $46,094,189.

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL
EQUITY FUND
JANUARY 31, 2016
(Unaudited)

The outstanding forward foreign currency contracts held by the Fund at January 31, 2016, is as follows:

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Depreciation
Northern Trust Company	2/2/16-2/19/16	EUR	4,580,000	USD	4,953,991	$(2,639)
Goldman Sachs	2/29/16	JPY	69,000,000	USD	564,117	(6,177)
Northern Trust Company	2/2/16-2/19/16	USD	5,021,833	EUR	4,580,000	(66,034)
Goldman Sachs	2/29/16	USD	584,564	JPY	69,000,000	(14,270)

						$(89,120)

For the period ended January 31, 2016, the total amount of all open forward foreign currency contracts, as presented in the table above are representative of the volume of activity for this derivative type during the period.

*	Non-income producing security.
‡	Real Estate Investment Trust
†	At January 31, 2016, the tax basis cost of the Fund’s investments was $42,933,735, and the unrealized appreciation and depreciation were $2,041,596 and $(3,613,501) respectively.

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange Traded Fund

EUR — Euro

JPY — Japanese Yen

MSCI — Morgan Stanley Capital International

USD — U.S. Dollar

The table below sets forth information about the level within the fair value hierarchy at which the Fund’s investments are measured at January 31, 2016:

Investments in Securities	Level 1	Level 2†	Level 3	Total
Common Stock
Belgium	$—	$2,109,006	$—	$2,109,006
Canada	651,881	—	—	651,881
Chile	—	148,374	—	148,374
China	226,747	2,016,401	—	2,243,148
Czech Republic	—	227,177	—	227,177
Denmark	—	553,167	—	553,167
France	—	3,686,058	—	3,686,058
Germany	—	3,964,776	—	3,964,776
Hong Kong	—	1,371,438	—	1,371,438
Ireland	1,867,473	—	—	1,867,473
Japan	—	8,193,197	—	8,193,197
Netherlands	177,079	821,063	—	998,142
Norway	—	132,010	—	132,010
South Africa	—	110,591	—	110,591
South Korea	—	534,994	—	534,994
Spain	865,903	—	—	865,903
Sweden	280,566	413,312	—	693,878
Switzerland	—	3,116,979	—	3,116,979
Taiwan	644,462	—	—	644,462
United Kingdom	326,310	8,103,398	—	8,429,708
United States	415,202	—	—	415,202

Total Common Stock	5,455,623	35,501,941	—	40,957,564
Exchange Traded Funds	404,266	—	—	404,266

Total Investments in Securities	$5,859,889	$35,501,941	$—	$41,361,830

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards Contracts‡
Unrealized Depreciation	$—	$(89,120)	$—	$(89,120)

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL
EQUITY FUND
JANUARY 31, 2016
(Unaudited)

† Represents securities trading primarily outside the United States, the values of which were adjusted as a result of foreign market price movements.

‡ Forwards contracts are valued at the unrealized depreciation on the instrument.

Amounts designated as “—” are either $0 or have been rounded to $0.

Changes in the classifications between Levels 1 and 2 occurred throughout the year when foreign equity securities were fair valued using other observable market based inputs provided by MarkIt in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment was principally traded. As of January 31, 2016, securities with a total value $35,501,941 were classified as Level 2 due to the application of the fair value provided by MarkIt. There were no other significant transfers between Level 1 and 2 assets for the period ended January 31, 2016. All other transfers were considered to have occurred as of the end of the period. For the period ended January 31, 2016, there were no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual and semi-annual financial statements.

RSQ-QH-001-0500

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 31, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 31, 2016

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: March 31, 2016